AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                                    VP Value

                        SUPPLEMENT DATED JANUARY 15, 1998
                          Prospectus dated May 1, 1997

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 12 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 14 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES."

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

THE  FOLLOWING   DISCLOSURE  REPLACES  THE  FIRST  SENTENCE  UNDER  THE  HEADING
"DISTRIBUTION OF FUND SHARES" FOUND ON PAGE 14 OF THE PROSPECTUS.

    The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AS THE LAST PARAGRAPH UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 14 OF THE PROSPECTUS.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.




P.O. Box 419385                                        [american century logo]
Kansas City, Missouri                                          American
64141-6385                                                  Century(reg.sm)
1-800-345-3533 or 816-531-5575

SH-SPL-11262 9801

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                                   VP Balanced

                        SUPPLEMENT DATED JANUARY 15, 1998
                          Prospectus dated May 1, 1997

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 12 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 14 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES."

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

THE  FOLLOWING   DISCLOSURE  REPLACES  THE  FIRST  SENTENCE  UNDER  THE  HEADING
"DISTRIBUTION OF FUND SHARES" FOUND ON PAGE 14 OF THE PROSPECTUS.

    The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AS THE LAST PARAGRAPH UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 14 OF THE PROSPECTUS.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.




P.O. Box 419385                                        [american century logo]
Kansas City, Missouri                                          American
64141-6385                                                  Century(reg.sm)
1-800-345-3533 or 816-531-5575

SH-SPL-11263 9801

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                             VP Capital Appreciation

                        SUPPLEMENT DATED JANUARY 15, 1998
                          Prospectus dated May 1, 1997

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 10 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

THE FOLLOWING DISCLOSURE REPLACES THE FOURTH PARAGRAPH UNDER THE HEADING "INVESTMENT MANAGEMENT," FOUND ON PAGE 11 OF THE PROSPECTUS.

    CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, joined American Century in January 1998. With the exception of 1997, Mr. Boyd has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, Mr. Boyd was in private practice as an investment advisor.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 12 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES."

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

THE  FOLLOWING   DISCLOSURE  REPLACES  THE  FIRST  SENTENCE  UNDER  THE  HEADING
"DISTRIBUTION OF FUND SHARES" FOUND ON PAGE 12 OF THE PROSPECTUS.

    The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AS THE LAST PARAGRAPH UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 12 OF THE PROSPECTUS.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.




P.O. Box 419385                                        [american century logo]
Kansas City, Missouri                                          American
64141-6385                                                  Century(reg.sm)
1-800-345-3533 or 816-531-5575

SH-SPL-11264 9801

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                                  VP Advantage

                        SUPPLEMENT DATED JANUARY 15, 1998
                         to Prospectus dated May 1, 1997

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 12 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

   We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

THE FOLLOWING DISCLOSURE REPLACES THE THIRD THROUGH SIXTH PARAGRAPHS UNDER THE HEADING "MANAGEMENT" ON PAGE 13 OF THE PROSPECTUS.

   The portfolio manager members of the VP Advantage team and their work experience for the last five years are as follows:

   JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages the equity portion of VP Advantage.

   BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Prior to that he served as a Research Analyst for Frontier Capital Management Company, Boston, Massachusetts. Mr. Wimberly is a member of the team that manages the equity portion of VP Advantage.

   NORMAN E. HOOPS, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages the fixed income portion of VP Advantage.

   JEFFREY L. HOUSTON, Portfolio Manager, has worked for American Century since November 1990. He is a member of the team that manages the fixed income portion of VP Advantage.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 14 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES."

   Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

THE  FOLLOWING   DISCLOSURE  REPLACES  THE  FIRST  SENTENCE  UNDER  THE  HEADING
"DISTRIBUTION OF FUND SHARES" ON PAGE 14 OF THE PROSPECTUS.

   The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AS THE LAST PARAGRAPH UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 14 OF THE PROSPECTUS.

   Investors  may  open   accounts  with  American   Century  only  through  the
Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.




P.O. Box 419385                                        [american century logo]
Kansas City, Missouri                                          American
64141-6385                                                  Century(reg.sm)
1-800-345-3533 or 816-531-5575

SH-SPL-11265 9801

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                                VP International

                        SUPPLEMENT DATED JANUARY 15, 1998
                         to Prospectus dated May 1, 1997

THE FOLLOWING DISCLOSURE REPLACES THE LAST SENTENCE UNDER THE HEADING "RISK FACTORS" FOUND ON PAGE 6 OF THE PROSPECTUS.

   CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

   OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that the fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that the fund's ownership position could thereafter be altered or deleted entirely resulting in a loss to the fund. While the fund intends to invest directly in Russia only in companies which utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the fund.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 11 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

   We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 13 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES."

   Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

THE  FOLLOWING   DISCLOSURE  REPLACES  THE  FIRST  SENTENCE  UNDER  THE  HEADING
"DISTRIBUTION OF FUND SHARES" FOUND ON PAGE 13 OF THE PROSPECTUS.

   The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AS THE LAST PARAGRAPH UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 13 OF THE PROSPECTUS.

   Investors  may  open   accounts  with  American   Century  only  through  the
Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.




P.O. Box 419385                                        [american century logo]
Kansas City, Missouri                                          American
64141-6385                                                  Century(reg.sm)
1-800-345-3533 or 816-531-5575

SH-SPL-11266 9801

                  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                              VP Income and Growth

                        SUPPLEMENT DATED JANUARY 15, 1998
                       Prospectus dated September 15, 1997

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AFTER THE SECTION "SECURITIES LENDING" FOUND ON PAGE 7 OF THE PROSPECTUS.

INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORY

   The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

   Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

   VP Income and Growth will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 9 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

   We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 11 OF THE PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES."

   Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

THE  FOLLOWING   DISCLOSURE  REPLACES  THE  FIRST  SENTENCE  UNDER  THE  HEADING
"DISTRIBUTION OF FUND SHARES" FOUND ON PAGE 11 OF THE PROSPECTUS.

   The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AS THE LAST PARAGRAPH UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 11 OF THE PROSPECTUS.

   Investors  may  open   accounts  with  American   Century  only  through  the
Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.




P.O. Box 419385                                        [american century logo]
Kansas City, Missouri                                          American
64141-6385                                                  Century(reg.sm)
1-800-345-3533 or 816-531-5575

SH-SPL-11267 9801